Share-based Compensation - Narrative (Details)		1 Months Ended	12 Months Ended
	Dec. 16, 2013 shares	Apr. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) vote shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 31, 2019 shares	Aug. 08, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares			39,614,883	38,011,964	34,811,741
Number of employees with options granted that include repurchase obligations | vote			3
Payments for repurchases of share options		$ 1,576,168
Aggregate intrinsic value, outstanding			$ 466,460,320	$ 51,303,638	$ 20,683,833
Fair value of options vested in period			4,894,328	2,275,531	607,735
Share-based compensation			$ 11,975,159	4,252,169	2,850,352
Stock repurchases, consideration				$ 84,440	784,799
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards to be released as a percent of target, percent			0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards to be released as a percent of target, percent			30.00%
Equity Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share based compensation expense, share options, period for recognition (in years)			1 year 6 months	1 year 4 months 24 days
Equity award – share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, expiration period			10 years
Award vesting period (in years)			4 years
Share-based payment arrangement, additional expense			$ 788,236
Share-based compensation			7,193,332	$ 3,138,152	1,679,531
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount			$ 31,040,576	7,157,467
Equity award – share options | Vest upon the first anniversary of stated commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting rights, percentage			25.00%
Equity award – share options | Vest after the first anniversary of stated commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			36 months
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			3 years
Share-based payment arrangement, additional expense			$ 58,849
Share-based compensation			$ 341,281	$ 323,374	327,682
Unrecognized share based compensation expense, share options, period for recognition (in years)			2 years	4 months 24 days
Number of awards to be released not subject to performance metrics, as a percent			70.00%
Unrecognized share based compensation expenses related to restricted shares			$ 4,946,744	$ 76,874
Restricted Shares | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	30,800,000
Restricted Shares | Sounds of Nature Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	77,000,000
Restricted Shares | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Share-based compensation			$ 851,665	790,643	$ 843,139
Restricted shares granted (in shares) | shares	15,000,000
Number of shares granted with repurchase obligations (in shares) | shares					500,000
Shares repurchased during period (in shares) | shares		100,000
Stock repurchases, consideration		$ 143,288
Shares granted with repurchase obligations waived (in shares) | shares		400,000
Restricted Shares | Management | VoiceCrew Holdings Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted (in shares) | shares	15,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting rights, percentage	25.00%		25.00%
Restricted shares granted (in shares) | shares	10,000,000
Restricted Shares | Vest upon the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting rights, percentage	25.00%
Restricted shares granted (in shares) | shares	5,000,000
Restricted Shares | Vest after the first anniversary of stated commencement date | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			36 months
Restricted Shares | Vest after the first anniversary of stated commencement date | Founder-Controlled Entities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			36 months
Restricted Shares Subject To Performance Metrics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards subject to performance metrics, percent			30.00%
Restricted Shares Subject To Performance Metrics | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Restricted Shares Subject To Performance Metrics | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			3 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			2 years
Share-based compensation			$ 136,175	$ 0	$ 0
Unrecognized share based compensation expense, share options, period for recognition (in years)			1 year 9 months 18 days
Restricted shares granted (in shares) | shares				263,621
Unrecognized share based compensation expenses related to restricted shares				$ 2,580,143
Restricted Stock Units (RSUs) | Vest upon the first anniversary of stated commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Award vesting rights, percentage	50.00%
Restricted Stock Units (RSUs) | Vest after the first anniversary of stated commencement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			12 months
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares							20,000,000
Share-based compensation arrangement, shares authorized (in shares) | shares				34,613,165
2018 Plan | Agora IO, Inc
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for future issuance (in shares) | shares						25,740,835
VPP shares – weighted average
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 3,452,706